SUMMARY SECTION
Investment Objective:
The Muhlenkamp Fund (the "Fund") seeks to maximize total
return to its shareholders through capital appreciation, and income from dividends and interest, consistent with reasonable risk.

Fees and Expenses of the Fund:
The following table describes the fees and
expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Muhlenkamp Fund Muhlenkamp Fund-Muhlenkamp Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Muhlenkamp Fund Muhlenkamp Fund-Muhlenkamp Fund
Management Fees	1.00%
Distribution (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.24%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Muhlenkamp Fund Muhlenkamp Fund-Muhlenkamp Fund	126	393	681	1,500

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 75.49% of the average value of its portfolio.

Principal Investment Strategies:
The Fund principally invests in a diversified
list of common stocks of companies of any capitalization, determined by the investment adviser to be highly profitable, yet undervalued. The investment adviser looks for companies it believes to have above-average profitability, as measured by corporate return-on-equity, and that sell at below-average prices, as measured by price-to-earnings-ratios. In pursuing its investment objectives, the Fund may also invest in securities of foreign issuers. The Fund may purchase fixed-income or debt securities from time to time as substitutes for stocks when the investment adviser determines that market conditions warrant their purchase. The Fund intends to invest for the long-term, but may sell stocks and other securities regardless of how long they have been held.

Principal Risks:
The risks associated with an investment in the Fund can
increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the
Fund. The principal risks of the Fund include:

Management Risk
There is a risk that the strategies, research or analysis techniques used by the investment adviser and/or the investment adviser's selection of securities may fail to produce the intended results.

Small and Medium-sized Companies Risks
Small and medium-sized companies can be more sensitive to changing economic conditions.  Stocks of small and medium-sized companies are more volatile, often have less trading volume than those of larger companies and are more difficult to sell at quoted market prices.

Credit Risks
There is a risk that an issuer of fixed-income or debt securities will not make timely payments of principal and interest.

Stock Market Risks
Investing in equity securities carries stock market risks and significant fluctuations in price - if the stock market declines in value, a fund is likely to decline in price. Another risk associated with investments in equity securities is that of a company being unable to perform as anticipated due to factors such as poor management, weak demand for its products and less than anticipated earnings.

Bond Market Risks
Investing in bonds may involve risks which affect the bond markets in general, such as general economic conditions and adverse changes in interest rates.

Foreign Investment Risks
Investing in foreign securities involves risks such as adverse political, social, and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets and less protection for the shareholders in the foreign market.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance.  The Fund's past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.muhlenkamp.com.

Calendar Year Returns as of December 31

During the 10-year period shown in the bar chart, the highest return for a quarter was 27.51% (quarter ending June 30, 2003) and the lowest return for a quarter was -21.88% (quarter ending December 31, 2008).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
Individual Retirement Accounts ("IRAs"). The Fund's return after taxes on distributions and sale of Fund shares may be higher than certain other return figures because it includes a tax benefit resulting from the capital losses that would have resulted.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2010
Average Annual Total Returns Muhlenkamp Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	9.42%	Nov 1, 1988
Muhlenkamp Fund-Muhlenkamp Fund	Muhlenkamp Fund Return Before Taxes	6.14%	(4.79%)	3.14%	9.92%	Nov 1, 1988
Muhlenkamp Fund-Muhlenkamp Fund After Taxes on Distributions	Muhlenkamp Fund Return After Taxes on Distributions	6.14%	(5.34%)	2.83%	9.50%	Nov 1, 1988
Muhlenkamp Fund-Muhlenkamp Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.99%	(3.92%)	2.78%	9.04%	Nov 1, 1988

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	WEXFORD TRUST/PA
Central Index Key	dei_EntityCentralIndexKey	0000829433
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Muhlenkamp Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Muhlenkamp Fund (the "Fund") seeks to maximize total
return to its shareholders through capital appreciation, and income from dividends and interest, consistent with reasonable risk.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and
expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 75.49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.49%
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund principally invests in a diversified
list of common stocks of companies of any capitalization, determined by the investment adviser to be highly profitable, yet undervalued. The investment adviser looks for companies it believes to have above-average profitability, as measured by corporate return-on-equity, and that sell at below-average prices, as measured by price-to-earnings-ratios. In pursuing its investment objectives, the Fund may also invest in securities of foreign issuers. The Fund may purchase fixed-income or debt securities from time to time as substitutes for stocks when the investment adviser determines that market conditions warrant their purchase. The Fund intends to invest for the long-term, but may sell stocks and other securities regardless of how long they have been held.

Risk, Heading	rr_RiskHeading	Principal Risks:
Risk, Narrative	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can
increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the
Fund. The principal risks of the Fund include:

Management Risk
There is a risk that the strategies, research or analysis techniques used by the investment adviser and/or the investment adviser's selection of securities may fail to produce the intended results.

Small and Medium-sized Companies Risks
Small and medium-sized companies can be more sensitive to changing economic conditions.  Stocks of small and medium-sized companies are more volatile, often have less trading volume than those of larger companies and are more difficult to sell at quoted market prices.

Credit Risks
There is a risk that an issuer of fixed-income or debt securities will not make timely payments of principal and interest.

Stock Market Risks
Investing in equity securities carries stock market risks and significant fluctuations in price - if the stock market declines in value, a fund is likely to decline in price. Another risk associated with investments in equity securities is that of a company being unable to perform as anticipated due to factors such as poor management, weak demand for its products and less than anticipated earnings.

Bond Market Risks
Investing in bonds may involve risks which affect the bond markets in general, such as general economic conditions and adverse changes in interest rates.

Foreign Investment Risks
Investing in foreign securities involves risks such as adverse political, social, and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets and less protection for the shareholders in the foreign market.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance:
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance.  The Fund's past performance
(before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.muhlenkamp.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.muhlenkamp.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Return, Caption	rr_AnnualReturnCaption	Calendar Year Returns as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the 10-year period shown in the bar chart, the highest return for a quarter was 27.51% (quarter ending June 30, 2003) and the lowest return for a quarter was -21.88% (quarter ending December 31, 2008).

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund's return after taxes on distributions and sale of Fund shares may be higher than certain other return figures because it includes a tax benefit resulting from the capital losses that would have resulted.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
Individual Retirement Accounts ("IRAs"). The Fund's return after taxes on distributions and sale of Fund shares may be higher than certain other return figures because it includes a tax benefit resulting from the capital losses that would have resulted.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2010
Muhlenkamp Fund | Muhlenkamp Fund-Muhlenkamp Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUHLX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,500
Annual Return 2001	rr_AnnualReturn2001	9.33%
Annual Return 2002	rr_AnnualReturn2002	(19.92%)
Annual Return 2003	rr_AnnualReturn2003	48.07%
Annual Return 2004	rr_AnnualReturn2004	24.51%
Annual Return 2005	rr_AnnualReturn2005	7.88%
Annual Return 2006	rr_AnnualReturn2006	4.08%
Annual Return 2007	rr_AnnualReturn2007	(9.66%)
Annual Return 2008	rr_AnnualReturn2008	(40.39%)
Annual Return 2009	rr_AnnualReturn2009	31.49%
Annual Return 2010	rr_AnnualReturn2010	6.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.88%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Muhlenkamp Fund Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.79%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1988
Muhlenkamp Fund | Muhlenkamp Fund-Muhlenkamp Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Muhlenkamp Fund Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.34%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1988
Muhlenkamp Fund | Muhlenkamp Fund-Muhlenkamp Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.92%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1988
Muhlenkamp Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1988